Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023
Operating expenses
General and administrative	$ 2,301,307	$ 2,038,259	$ 919,520	$ 4,553,512	$ 3,722,232	$ 4,749,395
Research and development	2,019,812	663,144	140,304	2,830,367	1,183,750	1,534,000
Change in Fair Value of contingent consideration	385,500			385,500
Loss from operations	4,706,619	2,701,403	(1,059,824)	7,769,379	4,905,982	(6,283,395)
Other income	38,372	1,753	28,000	109,559	1,753	32,994
Net loss	$ (4,668,247)	$ (2,699,650)	$ (1,031,824)	$ (7,659,820)	$ (4,904,229)	$ (6,250,401)
Net loss per share of common stock:
Basic	$ (0.17)	$ (0.12)	$ (0.06)	$ (0.31)	$ (0.22)	$ (0.28)
Diluted	$ (0.17)	$ (0.12)	$ (0.06)	$ (0.31)	$ (0.22)	$ (0.28)
Weighted-average shares of common stock outstanding:
Basic	27,730,227	22,846,298	16,554,191	24,919,094	22,121,634	22,389,627
Diluted	27,730,227	22,846,298	16,554,191	24,919,094	22,121,634	22,389,627